Lines of Credit	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Lines of Credit
Lines of credit
Our available credit facilities amount to EUR 700.0 million as of December 31, 2018 and as of December 31, 2017. No amounts were outstanding under these credit facilities at the end of 2018 and 2017. The amounts available at December 31, 2018 and 2017 consisted of EUR 700.0 million committed revolving credit facility with a group of banks, which matures in 2022. Outstanding amounts under this credit facility will bear interest at EURIBOR or LIBOR plus a margin that depends on our credit rating.